Schedule of Investments (unaudited)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	2,978,147	$ 331,735,794
Curtiss-Wright Corp.(a)	1,235,764	438,535,571
Hexcel Corp.	2,637,920	165,397,584
Woodward, Inc.	1,942,985	323,351,564
		1,259,020,513
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,891,311	169,272,029
Automobile Components — 0.8%
Autoliv, Inc.	2,359,489	221,296,473
Gentex Corp.	7,406,863	212,799,174
Goodyear Tire & Rubber Co. (The)(a)(b)	9,282,008	83,538,072
Lear Corp.	1,769,732	167,593,620
Visteon Corp.(a)(b)	898,848	79,745,795
		764,973,134
Automobiles — 0.3%
Harley-Davidson, Inc.	3,731,953	112,443,744
Thor Industries, Inc.	1,728,319	165,417,411
		277,861,155
Banks — 6.5%
Associated Banc-Corp	5,240,657	125,251,702
Bank OZK	3,429,416	152,711,895
Cadence Bank	4,729,501	162,931,309
Columbia Banking System, Inc.	6,823,898	184,313,485
Comerica, Inc.	4,221,827	261,120,000
Commerce Bancshares, Inc.	4,003,454	249,455,219
Cullen/Frost Bankers, Inc.	2,088,513	280,382,870
East West Bancorp, Inc.	4,514,760	432,333,418
First Financial Bankshares, Inc.	4,188,703	151,002,743
First Horizon Corp.	17,265,122	347,719,557
Flagstar Financial, Inc.(a)	9,868,874	92,076,594
FNB Corp.	11,710,734	173,084,649
Glacier Bancorp, Inc.	3,693,045	185,464,720
Hancock Whitney Corp.	2,806,346	153,563,253
Home BancShares, Inc.	6,032,948	170,732,428
International Bancshares Corp.	1,738,336	109,793,302
Old National Bancorp	10,387,929	225,469,999
Pinnacle Financial Partners, Inc.(a)	2,492,522	285,119,592
Prosperity Bancshares, Inc.	3,102,571	233,778,725
SouthState Corp.	2,484,566	247,164,626
Synovus Financial Corp.	4,613,589	236,354,164
Texas Capital Bancshares, Inc.(a)(b)	1,501,387	117,408,463
UMB Financial Corp.	1,446,109	163,207,862
United Bankshares, Inc.	4,267,888	160,259,194
Valley National Bancorp	15,462,320	140,088,619
Webster Financial Corp.	5,582,346	308,257,146
Western Alliance Bancorp	3,551,990	296,733,245
Wintrust Financial Corp.	2,161,374	269,544,952
Zions Bancorp N.A.	4,800,209	260,411,338
		6,175,735,069
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(b)	280,185	84,049,896
Celsius Holdings, Inc.(a)(b)	5,128,362	135,081,055
Coca-Cola Consolidated, Inc.	191,914	241,809,721
		460,940,672
Biotechnology — 2.8%
Arrowhead Pharmaceuticals, Inc.(a)(b)	4,048,986	76,120,937
BioMarin Pharmaceutical, Inc.(b)	6,206,669	407,964,353
Cytokinetics, Inc.(a)(b)	3,843,389	180,793,019
Security	Shares	Value
Biotechnology (continued)
Exelixis, Inc.(a)(b)	9,300,534	$ 309,707,782
Halozyme Therapeutics, Inc.(a)(b)	4,143,461	198,098,870
Neurocrine Biosciences, Inc.(a)(b)	3,297,315	450,083,498
Roivant Sciences Ltd.(a)(b)	13,987,210	165,468,694
Sarepta Therapeutics, Inc.(a)(b)	3,110,824	378,245,090
United Therapeutics Corp.(a)(b)	1,454,027	513,038,887
		2,679,521,130
Broadline Retail — 0.5%
Macy’s, Inc.	9,033,242	152,932,787
Nordstrom, Inc.	3,144,585	75,941,728
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,997,840	219,222,983
		448,097,498
Building Products — 2.6%
AAON, Inc.(a)	2,197,058	258,549,785
Advanced Drainage Systems, Inc.(a)	2,292,771	265,044,328
Carlisle Cos., Inc.	1,472,022	542,940,595
Fortune Brands Innovations, Inc.	4,045,765	276,447,122
Owens Corning	2,793,824	475,844,104
Simpson Manufacturing Co., Inc.	1,373,161	227,711,289
Trex Co., Inc.(a)(b)	3,489,309	240,867,000
UFP Industries, Inc.	1,979,968	223,043,395
		2,510,447,618
Capital Markets — 3.8%
Affiliated Managers Group, Inc.(a)	984,294	182,015,646
Carlyle Group, Inc. (The)	6,872,661	347,000,654
Evercore, Inc., Class A	1,153,053	319,614,761
Federated Hermes, Inc., Class B	2,558,186	105,167,026
Hamilton Lane, Inc., Class A	1,351,948	200,155,901
Houlihan Lokey, Inc., Class A	1,745,107	303,055,282
Interactive Brokers Group, Inc., Class A(a)	3,545,841	626,443,729
Janus Henderson Group PLC	4,139,232	176,041,537
Jefferies Financial Group, Inc.	5,287,039	414,503,858
Morningstar, Inc.	879,895	296,313,440
SEI Investments Co.	3,190,714	263,170,091
Stifel Financial Corp.	3,331,719	353,428,752
		3,586,910,677
Chemicals — 2.0%
Arcadium Lithium PLC(a)(b)	35,030,207	179,704,962
Ashland, Inc.	1,587,091	113,413,523
Avient Corp.	2,967,689	121,259,772
Axalta Coating Systems Ltd.(a)(b)	7,127,776	243,912,495
Cabot Corp.	1,785,553	163,038,844
Chemours Co. (The)	4,851,454	81,989,573
NewMarket Corp.	249,396	131,768,377
Olin Corp.	3,818,828	129,076,386
RPM International, Inc.	4,191,390	515,792,453
Scotts Miracle-Gro Co. (The)	1,384,938	91,876,787
Westlake Corp.	1,086,714	124,591,760
		1,896,424,932
Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	1,421,407	131,863,927
Clean Harbors, Inc.(a)(b)	1,648,916	379,481,528
MSA Safety, Inc.(a)	1,279,041	212,026,627
RB Global, Inc.(a)	6,005,905	541,792,690
Tetra Tech, Inc.	8,718,831	347,358,227
		1,612,522,999
Communications Equipment — 0.6%
Ciena Corp.(a)(b)	4,703,549	398,907,991
Lumentum Holdings, Inc.(a)(b)	2,237,303	187,821,587
		586,729,578

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 2.5%
AECOM	4,366,164	$ 466,393,638
Comfort Systems U.S.A., Inc.(a)	1,155,734	490,100,560
EMCOR Group, Inc.	1,498,136	680,003,930
Fluor Corp.(a)(b)	5,585,777	275,490,522
MasTec, Inc.(a)(b)	2,000,267	272,316,349
Valmont Industries, Inc.	655,265	200,950,118
		2,385,255,117
Construction Materials — 0.5%
Eagle Materials, Inc.(a)	1,092,715	269,638,354
Knife River Corp.(a)(b)	1,839,888	187,006,216
		456,644,570
Consumer Finance — 0.7%
Ally Financial, Inc.	8,907,564	320,761,380
FirstCash Holdings, Inc.	1,265,257	131,080,625
SLM Corp.	6,915,056	190,717,244
		642,559,249
Consumer Staples Distribution & Retail — 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,313,071	385,372,894
Casey’s General Stores, Inc.(a)	1,208,835	478,976,692
Performance Food Group Co.(b)	5,074,071	429,012,703
Sprouts Farmers Market, Inc.(a)(b)	3,253,904	413,473,581
U.S. Foods Holding Corp.(a)(b)	7,586,233	511,767,278
		2,218,603,148
Containers & Packaging — 1.6%
AptarGroup, Inc.	2,167,112	340,453,295
Berry Global Group, Inc.	3,732,137	241,357,300
Crown Holdings, Inc.	3,849,020	318,275,464
Graphic Packaging Holding Co.	9,754,133	264,922,252
Greif, Inc., Class A, NVS	841,991	51,462,490
Silgan Holdings, Inc.	2,637,391	137,276,202
Sonoco Products Co.	3,200,073	156,323,566
		1,510,070,569
Diversified Consumer Services — 1.3%
Duolingo, Inc., Class A(a)(b)	1,234,113	400,136,458
Graham Holdings Co., Class B	109,827	95,760,358
Grand Canyon Education, Inc.(a)(b)	936,138	153,339,405
H&R Block, Inc.	4,463,148	235,832,740
Service Corp. International(a)	4,710,087	375,959,144
		1,261,028,105
Diversified REITs — 0.4%
WP Carey, Inc.	7,127,337	388,297,320
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(b)	7,217,729	250,455,196
Iridium Communications, Inc.	3,707,610	107,594,842
		358,050,038
Electric Utilities — 0.9%
ALLETE, Inc.	1,883,055	122,021,964
IDACORP, Inc.	1,734,880	189,587,687
OGE Energy Corp.	6,544,216	269,948,910
Portland General Electric Co.	3,434,486	149,812,279
TXNM Energy, Inc.	2,940,002	144,559,898
		875,930,738
Electrical Equipment — 1.5%
Acuity Brands, Inc.	995,421	290,792,337
EnerSys	1,296,730	119,856,754
NEXTracker, Inc., Class A(a)(b)	4,677,889	170,883,285
nVent Electric PLC	5,367,606	365,856,025
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	2,162,693	$ 335,498,565
Sensata Technologies Holding PLC	4,871,009	133,465,646
		1,416,352,612
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(a)(b)	1,720,612	194,635,629
Avnet, Inc.	2,831,460	148,141,987
Belden, Inc.(a)	1,313,652	147,930,352
Cognex Corp.(a)	5,585,745	200,304,816
Coherent Corp.(a)(b)	5,036,953	477,150,558
Crane NXT Co.	1,599,820	93,141,520
Fabrinet(a)(b)	1,181,200	259,722,256
Flex Ltd.(a)(b)	12,629,012	484,827,771
IPG Photonics Corp.(a)(b)	873,320	63,507,830
Littelfuse, Inc.	808,063	190,420,046
Novanta, Inc.(a)(b)	1,169,781	178,707,443
TD SYNNEX Corp.	2,472,006	289,916,864
Vontier Corp.(a)	4,891,529	178,394,063
		2,906,801,135
Energy Equipment & Services — 0.6%
ChampionX Corp.	6,203,983	168,686,298
NOV, Inc.	12,671,309	185,001,112
Valaris Ltd.(a)(b)	2,130,854	94,268,981
Weatherford International PLC(a)	2,373,453	170,010,438
		617,966,829
Entertainment — 0.5%
TKO Group Holdings, Inc., Class A(b)	2,167,112	307,968,286
Warner Music Group Corp., Class A	4,602,338	142,672,478
		450,640,764
Financial Services — 1.8%
Equitable Holdings, Inc.	8,081,971	381,226,572
Essent Group Ltd.	3,453,140	187,988,942
Euronet Worldwide, Inc.(a)(b)	1,344,882	138,307,665
MGIC Investment Corp.	8,251,299	195,638,299
Shift4 Payments, Inc., Class A(a)(b)	2,236,170	232,069,723
Voya Financial, Inc.	3,133,604	215,685,963
Western Union Co. (The)	9,480,549	100,493,819
WEX, Inc.(a)(b)	1,295,533	227,132,846
		1,678,543,829
Food Products — 1.0%
Darling Ingredients, Inc.(a)(b)	5,179,788	174,507,058
Flowers Foods, Inc.	6,365,631	131,513,937
Ingredion, Inc.	2,122,097	291,915,663
Lancaster Colony Corp.	628,521	108,822,126
Pilgrim’s Pride Corp.(a)(b)	1,312,865	59,590,942
Post Holdings, Inc.(a)(b)	1,542,043	176,502,242
		942,851,968
Gas Utilities — 1.0%
National Fuel Gas Co.	2,975,143	180,531,677
New Jersey Resources Corp.	3,223,186	150,361,627
ONE Gas, Inc.	1,841,209	127,503,723
Southwest Gas Holdings, Inc.	1,962,598	138,775,305
Spire, Inc.	1,877,033	127,319,149
UGI Corp.	6,991,784	197,378,062
		921,869,543
Ground Transportation — 1.7%
Avis Budget Group, Inc.(b)	557,374	44,929,918
Knight-Swift Transportation Holdings, Inc.	5,272,434	279,649,899
Landstar System, Inc.	1,152,337	198,040,637
Ryder System, Inc.	1,377,239	216,033,710

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(a)(b)	866,051	$ 394,685,422
XPO, Inc.(a)(b)	3,790,838	497,168,404
		1,630,507,990
Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	6,473,670	122,870,257
Enovis Corp.(a)(b)	1,819,236	79,828,076
Envista Holdings Corp.(a)(b)	5,604,770	108,116,013
Globus Medical, Inc., Class A(a)(b)	3,704,017	306,359,246
Haemonetics Corp.(a)(b)	1,635,727	127,717,564
Lantheus Holdings, Inc.(a)(b)	2,264,258	202,560,521
LivaNova PLC(a)(b)	1,768,451	81,896,966
Masimo Corp.(a)(b)	1,447,172	239,217,531
Neogen Corp.(a)(b)	6,422,020	77,963,323
Penumbra, Inc.(a)(b)	1,249,902	296,826,727
		1,643,356,224
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)(b)	3,024,975	119,940,259
Amedisys, Inc.(a)(b)	1,062,921	96,502,597
Chemed Corp.(a)	489,131	259,141,604
Encompass Health Corp.	3,281,229	303,021,498
Ensign Group, Inc. (The)	1,853,252	246,223,061
HealthEquity, Inc.(a)(b)	2,843,857	272,868,079
Option Care Health, Inc.(b)	5,554,929	128,874,353
Tenet Healthcare Corp.(b)	3,096,945	390,927,367
		1,817,498,818
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,541,365	195,626,137
Omega Healthcare Investors, Inc.	8,791,417	332,755,134
Sabra Health Care REIT, Inc.	7,704,870	133,448,348
		661,829,619
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)(b)	4,173,070	222,800,207
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,721,968	94,578,090
Hotels, Restaurants & Leisure — 3.3%
Aramark	8,579,751	320,110,510
Boyd Gaming Corp.(a)	2,158,980	156,612,409
Choice Hotels International, Inc.(a)	727,600	103,304,648
Churchill Downs, Inc.(a)	2,393,505	319,628,658
Hilton Grand Vacations, Inc.(a)(b)	2,020,687	78,705,759
Hyatt Hotels Corp., Class A(a)	1,377,239	216,198,978
Light & Wonder, Inc., Class A(a)(b)	2,883,464	249,073,620
Marriott Vacations Worldwide Corp.	1,047,262	94,044,128
Planet Fitness, Inc., Class A(a)(b)	2,748,878	271,781,568
Texas Roadhouse, Inc.	2,172,647	392,010,698
Travel + Leisure Co.	2,227,755	112,390,240
Vail Resorts, Inc.	1,222,796	229,213,110
Wendy’s Co. (The)	5,560,157	90,630,559
Wingstop, Inc.(a)	952,342	270,655,596
Wyndham Hotels & Resorts, Inc.	2,533,362	255,337,556
		3,159,698,037
Household Durables — 1.7%
KB Home	2,293,841	150,751,231
Taylor Morrison Home Corp., Class A(a)(b)	3,369,901	206,271,640
Tempur Sealy International, Inc.	5,643,792	319,946,568
Toll Brothers, Inc.	3,288,415	414,175,869
TopBuild Corp.(a)(b)	954,846	297,281,754
Whirlpool Corp.	1,795,781	205,581,009
		1,594,008,071
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.(a)	1,870,236	$ 126,652,382
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,609,678	258,337,222
First Industrial Realty Trust, Inc.	4,310,182	216,069,424
Rexford Industrial Realty, Inc.	7,229,499	279,492,432
STAG Industrial, Inc.	5,934,037	200,689,131
		954,588,209
Insurance — 4.5%
American Financial Group, Inc.	2,350,712	321,882,994
Brighthouse Financial, Inc.(a)(b)	1,932,925	92,857,717
CNO Financial Group, Inc.	3,350,415	124,668,942
Fidelity National Financial, Inc., Class A	8,241,402	462,672,308
First American Financial Corp.	3,354,559	209,458,664
Hanover Insurance Group, Inc. (The)	1,173,406	181,478,972
Kemper Corp.	1,968,150	130,763,886
Kinsale Capital Group, Inc.(a)	720,576	335,161,515
Old Republic International Corp.	7,597,025	274,936,335
Primerica, Inc.	1,086,871	294,998,527
Reinsurance Group of America, Inc.	2,144,947	458,225,028
RenaissanceRe Holdings Ltd.(a)	1,694,967	421,724,739
RLI Corp.	1,357,862	223,816,394
Ryan Specialty Holdings, Inc., Class A(a)	3,465,105	222,321,137
Selective Insurance Group, Inc.	1,977,197	184,907,463
Unum Group	5,227,777	381,784,554
		4,321,659,175
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(b)	8,834,119	92,846,591
IT Services — 0.4%
ASGN, Inc.(a)(b)	1,439,435	119,962,513
Kyndryl Holdings, Inc.(a)(b)	7,564,424	261,729,070
		381,691,583
Leisure Products — 0.6%
Brunswick Corp.	2,151,034	139,128,879
Mattel, Inc.(a)(b)	10,971,955	194,532,762
Polaris, Inc.	1,701,919	98,064,573
YETI Holdings, Inc.(a)(b)	2,762,597	106,387,611
		538,113,825
Life Sciences Tools & Services — 2.3%
Avantor, Inc.(a)(b)	22,165,584	467,028,855
Bio-Rad Laboratories, Inc., Class A(a)(b)	627,148	206,024,389
Bruker Corp.(a)	3,604,073	211,270,759
Illumina, Inc.(a)(b)	5,165,100	690,212,313
Medpace Holdings, Inc.(a)(b)	830,009	275,753,890
Repligen Corp.(a)(b)	1,692,685	243,645,079
Sotera Health Co.(a)(b)	4,980,795	68,137,276
		2,162,072,561
Machinery — 4.9%
AGCO Corp.(a)	2,013,537	188,225,439
Chart Industries, Inc.(a)(b)	1,366,577	260,797,555
CNH Industrial NV	28,524,377	323,181,191
Crane Co.(a)	1,584,316	240,419,953
Donaldson Co., Inc.	3,913,212	263,554,828
Esab Corp.(a)	1,846,689	221,491,879
Flowserve Corp.	4,278,502	246,099,435
Graco, Inc.	5,498,924	463,504,304
ITT, Inc.	2,655,329	379,393,407
Lincoln Electric Holdings, Inc.	1,841,882	345,297,619
Middleby Corp. (The)(a)(b)	1,751,807	237,282,258
Mueller Industries, Inc.	3,703,952	293,945,631

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Oshkosh Corp.	2,115,262	$ 201,097,958
RBC Bearings, Inc.(a)(b)	1,017,204	304,286,405
Terex Corp.(a)	2,174,244	100,493,558
Timken Co. (The)	2,074,317	148,044,004
Toro Co. (The)	3,341,969	267,691,717
Watts Water Technologies, Inc., Class A(a)	890,405	181,019,336
		4,665,826,477
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,869,305	197,772,469
Media — 0.4%
New York Times Co. (The), Class A	5,312,237	276,501,936
Nexstar Media Group, Inc., Class A	949,657	150,017,316
		426,519,252
Metals & Mining — 2.0%
Alcoa Corp.(a)	8,413,936	317,878,502
Carpenter Technology Corp.(a)	1,623,272	275,485,491
Cleveland-Cliffs, Inc.(a)(b)	15,764,692	148,188,105
Commercial Metals Co.	3,709,804	184,006,278
Reliance, Inc.	1,762,579	474,592,022
Royal Gold, Inc.	2,141,484	282,354,665
United States Steel Corp.	7,333,118	249,252,681
		1,931,757,744
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	18,255,403	334,073,875
Starwood Property Trust, Inc.	10,431,321	197,673,533
		531,747,408
Multi-Utilities — 0.3%
Black Hills Corp.	2,330,856	136,401,693
Northwestern Energy Group, Inc.	1,992,229	106,504,562
		242,906,255
Office REITs — 0.7%
COPT Defense Properties	3,662,659	113,359,296
Cousins Properties, Inc.	5,445,724	166,856,983
Kilroy Realty Corp.	3,459,936	139,954,411
Vornado Realty Trust(a)	5,401,734	227,088,898
		647,259,588
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	10,972,823	165,579,899
Antero Resources Corp.(a)(b)	9,525,669	333,874,699
Chord Energy Corp.	1,990,784	232,762,465
Civitas Resources, Inc.	2,891,775	132,645,719
CNX Resources Corp.(a)(b)	4,861,272	178,262,844
DT Midstream, Inc.	3,164,152	314,611,633
Expand Energy Corp.	6,846,906	681,609,492
HF Sinclair Corp.	5,208,497	182,557,820
Matador Resources Co.	3,771,364	212,176,939
Murphy Oil Corp.	4,464,650	135,100,309
Ovintiv, Inc.	8,478,042	343,360,701
PBF Energy, Inc., Class A	3,186,762	84,608,531
Permian Resources Corp., Class A	20,725,204	298,028,434
Range Resources Corp.(a)	7,868,196	283,097,692
Viper Energy, Inc., Class A	3,353,685	164,565,323
		3,742,842,500
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	2,032,922	210,509,073
Passenger Airlines — 0.4%
American Airlines Group, Inc.(b)	21,400,821	373,016,310
Security	Shares	Value
Personal Care Products — 0.7%
BellRing Brands, Inc.(a)(b)	4,209,056	$ 317,110,279
Coty, Inc., Class A(a)(b)	11,871,077	82,622,696
elf Beauty, Inc.(a)(b)	1,832,650	230,089,207
		629,822,182
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)(b)	1,968,937	242,474,591
Perrigo Co. PLC	4,430,556	113,909,595
		356,384,186
Professional Services — 2.5%
CACI International, Inc., Class A(b)	729,781	294,875,311
Concentrix Corp.	1,531,814	66,281,592
ExlService Holdings, Inc.(a)(b)	5,245,862	232,811,356
Exponent, Inc.	1,653,205	147,300,565
FTI Consulting, Inc.(a)(b)	1,150,458	219,887,038
Genpact Ltd.	5,284,058	226,950,291
Insperity, Inc.	1,161,403	90,020,346
KBR, Inc.	4,339,274	251,374,143
ManpowerGroup, Inc.	1,528,554	88,228,137
Maximus, Inc.	1,955,786	145,999,425
Parsons Corp.(a)(b)	1,518,572	140,088,267
Paylocity Holding Corp.(a)(b)	1,416,030	282,455,504
Science Applications International Corp.	1,612,753	180,273,530
		2,366,545,505
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,545,217	391,156,231
Residential REITs — 1.0%
American Homes 4 Rent, Class A	10,331,355	386,599,304
Equity LifeStyle Properties, Inc.	6,221,940	414,381,204
Independence Realty Trust, Inc.	7,318,747	145,203,941
		946,184,449
Retail REITs — 1.0%
Agree Realty Corp.	3,364,140	237,003,663
Brixmor Property Group, Inc.	9,837,259	273,869,291
Kite Realty Group Trust	7,139,002	180,188,410
NNN REIT, Inc.	6,107,161	249,477,527
		940,538,891
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a)(b)	4,254,124	92,995,151
Amkor Technology, Inc.	3,691,337	94,830,447
Cirrus Logic, Inc.(a)(b)	1,735,184	172,789,623
Lattice Semiconductor Corp.(a)(b)	4,493,275	254,544,029
MACOM Technology Solutions Holdings, Inc.(b)	1,886,324	245,052,351
MKS Instruments, Inc.(a)	2,191,769	228,798,766
Onto Innovation, Inc.(a)(b)	1,608,578	268,101,695
Power Integrations, Inc.(a)	1,851,989	114,267,721
Rambus, Inc.(a)(b)	3,470,892	183,471,351
Silicon Laboratories, Inc.(a)(b)	1,056,808	131,276,690
Synaptics, Inc.(a)(b)	1,304,621	99,568,675
Universal Display Corp.(a)	1,437,452	210,155,482
		2,095,851,981
Software — 3.7%
Altair Engineering, Inc., Class A(a)(b)	1,946,805	212,415,893
Appfolio, Inc., Class A(a)(b)	751,719	185,464,112
Aspen Technology, Inc.(a)(b)	863,363	215,521,306
BILL Holdings, Inc.(a)(b)	3,101,025	262,687,828
Blackbaud, Inc.(a)(b)	1,276,554	94,362,872
Commvault Systems, Inc.(a)(b)	1,424,094	214,910,025
DocuSign, Inc.(a)(b)	6,610,322	594,532,361
Dolby Laboratories, Inc., Class A	1,938,673	151,410,361

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(a)(b)	7,249,172	$ 217,765,127
Dynatrace, Inc.(b)	9,720,856	528,328,524
Manhattan Associates, Inc.(b)	1,990,219	537,836,782
Qualys, Inc.(a)(b)	1,195,774	167,671,430
Teradata Corp.(b)	3,130,125	97,503,394
		3,480,410,015
Specialized REITs — 1.6%
CubeSmart	7,365,090	315,594,107
EPR Properties	2,461,132	108,978,925
Gaming & Leisure Properties, Inc.	8,936,194	430,367,103
Lamar Advertising Co., Class A	2,863,918	348,653,377
National Storage Affiliates Trust	2,275,881	86,278,649
PotlatchDeltic Corp.	2,339,009	91,806,103
Rayonier, Inc.(a)	4,165,954	108,731,399
		1,490,409,663
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(a)(b)	1,660,830	248,244,260
AutoNation, Inc.(a)(b)	850,703	144,483,398
Burlington Stores, Inc.(a)(b)	2,051,216	584,719,633
Chewy, Inc., Class A(a)(b)	5,363,315	179,617,419
Dick’s Sporting Goods, Inc.	1,882,560	430,805,030
Five Below, Inc.(a)(b)	1,789,189	187,793,277
Floor & Decor Holdings, Inc., Class A(a)(b)	3,492,125	348,164,863
GameStop Corp., Class A(a)(b)	13,232,882	414,718,522
Gap, Inc. (The)	7,230,795	170,863,686
Lithia Motors, Inc., Class A(a)	868,926	310,580,220
Murphy U.S.A., Inc.(a)	600,164	301,132,287
Penske Automotive Group, Inc.	608,930	92,825,289
RH(a)(b)	487,574	191,904,251
Valvoline, Inc.(a)(b)	4,186,067	151,451,904
Williams-Sonoma, Inc.	4,114,532	761,929,036
		4,519,233,075
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(a)(b)	10,138,348	622,798,718
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(b)	3,836,420	80,795,005
Columbia Sportswear Co.	1,043,047	87,542,935
Crocs, Inc.(a)(b)	1,898,041	207,892,431
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.(a)	1,815,287	$ 191,966,600
Skechers U.S.A., Inc., Class A(b)	4,285,525	288,158,701
Under Armour, Inc., Class A(a)(b)	6,159,158	50,997,828
Under Armour, Inc., Class C, NVS(a)(b)	4,218,057	31,466,705
		938,820,205
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.(a)	1,252,103	299,841,105
Core & Main, Inc., Class A(a)(b)	6,269,917	319,201,474
GATX Corp.	1,156,558	179,220,228
MSC Industrial Direct Co., Inc., Class A	1,459,306	108,995,565
Watsco, Inc.	1,134,281	537,524,423
WESCO International, Inc.	1,454,038	263,122,717
		1,707,905,512
Water Utilities — 0.3%
Essential Utilities, Inc.	8,227,902	298,837,401
Total Long-Term Investments — 99.5% (Cost: $76,077,649,560)		94,616,879,010
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	2,772,151,859	2,773,537,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	318,271,797	318,271,797
Total Short-Term Securities — 3.3% (Cost: $3,089,654,683)		3,091,809,732
Total Investments — 102.8% (Cost: $79,167,304,243)		97,708,688,742
Liabilities in Excess of Other Assets — (2.8)%		(2,657,444,692)
Net Assets — 100.0%		$ 95,051,244,050
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,953,977,091	$ —	$ (1,180,319,778)(a)	$ 110,308	$ (229,686)	$ 2,773,537,935	2,772,151,859	$ 7,360,415(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	620,525,039	—	(302,253,242)(a)	—	—	318,271,797	318,271,797	15,030,932	—
				$ 110,308	$ (229,686)	$ 3,091,809,732		$ 22,391,347	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	714	03/21/25	$ 224,674	$ (9,579,846)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 37,647,663	$ (1,293,760)(c)	$ 36,292,764	0.0% (d)
	Monthly	HSBC Bank PLC(e)	02/09/28	77,235,575	(457,605)(f)	76,947,860	0.1
	Monthly	JPMorgan Chase Bank NA(g)	02/10/25	73,267,738	(2,147,614)(h)	71,260,904	0.1
					$ (3,898,979)	$ 184,501,528
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $61,139 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(169,890) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(140,780) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	468,788	$ 16,149,746	44.5%
Comerica, Inc.	34,821	2,153,679	5.9
United Bankshares, Inc.	98,483	3,698,037	10.2
		22,001,462
Financial Services
Equitable Holdings, Inc.	212,780	10,036,833	27.7
Western Union Co. (The)	401,365	4,254,469	11.7
		14,291,302
Net Value of Reference Entity — Goldman Sachs Bank USA		$36,292,764
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	325,417	$ 11,210,616	14.6%
Financial Services
Equitable Holdings, Inc.	1,393,624	65,737,244	85.4
Net Value of Reference Entity — HSBC Bank PLC		$76,947,860
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	398,328	$ 13,722,399	19.3%
Financial Services
Equitable Holdings, Inc.	453,248	21,379,708	30.0
Western Union Co. (The)	1,051,523	11,146,144	15.6
		32,525,852
Insurance
Fidelity National Financial, Inc., Class A	172,499	9,684,094	13.6
Unum Group	209,894	15,328,559	21.5
		25,012,653
Net Value of Reference Entity — JPMorgan Chase Bank NA		$71,260,904

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 94,616,879,010	$ —	$ —	$ 94,616,879,010
Short-Term Securities
Money Market Funds	3,091,809,732	—	—	3,091,809,732
	$ 97,708,688,742	$ —	$ —	$ 97,708,688,742
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,579,846)	$ (3,898,979)	$ —	$ (13,478,825)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust